Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)

www.faegredrinker.com

August 4, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Infinity Core Alternative Fund

File Nos. (333-239248; 811-22923)

Ladies and Gentlemen:

On behalf of Infinity Core Alternative Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Registrant’s Prospectus and Statement of Additional Information, each dated July 31, 2020, that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the 1933 Act and Amendment No. 16 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically on July 29, 2020 (Accession No. 0001104659-20-087757).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2950 or, in my absence, Jillian Bosmann at (215) 988-3307.

Very truly yours,

/s/ Bomi Lee________

Bomi Lee